HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922
January 30, 2018

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
Re:	The Hillman Fund, a series of the Hillman Capital Management Investment Trust - File Nos. 333-44568 and 811-10085
Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for The Hillman Fund do not differ from those contained in Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on January 26, 2018.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3802.

Yours truly,

/s/ Matthew J. Beck
Matthew J. Beck

cc:	Betselot Zeleke Division of Investment Management Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549
Terrence O. Davis, Esq.
1180 West Peachtree Street, Suite 1800
Atlanta, GA  30309